List of direct and indirect subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
List of direct and indirect subsidiaries
Schedule of information on the Company's direct and indirect subsidiaries

Information on the Company's direct and indirect subsidiaries is presented below:

		December 31, 2021		December 31, 2020		December 31, 2019
Subsidiaries	Country of Origin	Direct	Indirect	Direct	Indirect	Direct	Indirect
CI&T Delaware LLC (a)	United States	100%	-	-	-	-	-
CI&T Software S.A.	Brazil	-	100%	-	-	-	-
CI&T, Inc. ("CI&T US")	United States	-	100%	100%	-	100%	-
CI&T Software Inc. ("CI&T Canada")	Canada	-	100%	-	100%	-	100%
CI&T UK Limited. ("CI&T UK")	United Kingdom	-	100%	-	100%	-	100%
CI&T Argentina. S/A	Argentina	-	100%	-	100%	-	100%

CI&T Japan, Inc.	Japan	-	100%	100%	-	100%	-
CI&T China Inc.	China	-	100%	-	100%	-	100%

CI&T IOT (b)	Brazil	-	-	100%	-	100%	-
CI&T Portugal Unipessoal Lda. (c)	Portugal	-	100%	100%	-	-	-
CI&T Australia PTY Ltd. (d)	Australia	-	100%	100%	-	-	-
Dextra Inc.(e)	United States	-	100%	-	-	-	-
CINQ Inc.(e)	United States	-	100%	-	-	-	-